Real estate properties held for lease, net	12 Months Ended
Dec. 31, 2012
Real estate properties held for lease, net [Abstract]
Real estate properties held for lease, net

4. Real estate properties held for lease, net

	December 31, 2011	December 31, 2012
	US$	US$
Elementary schools	3,385,046	3,393,339
Basement parking	1,921,969	1,926,678
Kindergartens	3,555,371	4,716,688
Parking facilities	11,970,594	15,984,868
Clubhouses	3,125,133	4,218,089

Total costs	23,958,113	30,239,662

Accumulated depreciation	(5,431,609)	(7,035,836)

Real estate properties held for lease, net	18,526,504	23,203,826

Depreciation expense for the year ended December 31, 2012 amounted to US$1,791,775 (2010: US$1,218,126; 2011: US$1,285,497).

As of December 31, 2011 and 2012, no real estate properties held for lease were pledged as collateral for bank loans.

As of December 31, 2012, minimum future rental income on non-cancellable leases (none of which contain any contingent rental clauses), in the aggregate and for each of the five succeeding fiscal years and thereafter, is as follows:

Year	Amount
US$
2013	1,387,303
2014	2,567,165
2015	2,573,462
2016	2,566,882
2017 and thereafter	50,569,724

Total	59,664,536